   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2002

                                                               FILE NO. 2-73428
                                                               FILE NO. 811-3231
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 27       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 27              /X/



                            ------------------------

                             SEI LIQUID ASSET TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:


     Richard W. Grant, Esq.               Thomas P. Lemke, Esq.
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1111 Pennsylvania Avenue, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20004


                            ------------------------

Title of Securities Being Registered . . . Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):


   / /     immediately upon filing pursuant to paragraph (b)
   / /     on October 31, 2002 pursuant to paragraph (b)
   /X/     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SEI LIQUID ASSET TRUST

                                 CLASS A SHARES

                                   PROSPECTUS


                                OCTOBER 31, 2002


                            TREASURY SECURITIES FUND
                           GOVERNMENT SECURITIES FUND
                              PRIME OBLIGATION FUND

                               INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION


                             INVESTMENT SUB-ADVISER:
                     BANC OF AMERICA CAPITAL MANAGEMENT, LLC





  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

                                                                    PAGE

     TREASURY SECURITIES FUND........................................XXX
     GOVERNMENT SECURITIES FUND......................................XXX
     PRIME OBLIGATION FUND...........................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     INVESTMENT ADVISER AND SUB-ADVISER..............................XXX
     PURCHASING AND SELLING FUND SHARES..............................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES..............................XXX
     FINANCIAL HIGHLIGHTS............................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI LIQUID ASSET TRUST......................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

 A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
                                    A FUND.

TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL:                       Preserving principal and maintaining liquidity
                                       while providing current income

SHARE PRICE VOLATILITY:                Very low

PRINCIPAL INVESTMENT STRATEGY:         The Fund is professionally managed to provide
                                       liquidity, diversification and a competitive yield
                                       by investing in U.S. Treasury securities

INVESTMENT STRATEGY

The Treasury Securities Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years. The performance information shown is based on full calendar years.*


                1992                     3.60%
                1993                     2.84%
                1994                     3.80%
                1995                     5.66%
                1996                     5.11%
                1997                     5.22%
                1998                     5.12%
                1999                     4.65%
                2000                     5.92%
                2001                     X.XX%

            BEST QUARTER              WORST QUARTER
                X.XX%                    X.XX%
             (XX/XX/XX)                (XX/XX/XX)


* The Fund's Class A total return from January 1, 2002 to September 30, 2002 was X.XX%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2001.



CLASS A SHARES                               1 YEAR          5 YEARS       10 YEARS     SINCE INCEPTION
----------------------------------------- --------------- -------------- ------------- ------------------
TREASURY SECURITIES FUND                      X.XX%           X.XX%          X.XX%           X.XX%*


*    The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                      CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                  0.04%
Distribution (12b-1) Fees                                  None
Other Expenses                                            X.XX%
                                                          -----
Total Annual Fund Operating Expenses                      X.XX%
Fee Waivers and Expense Reimbursements                    X.XX%
                                                          -----
Net Expenses                                              0.44%*


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's voluntary fee waivers, from exceeding 0.44%.


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                      1 YEAR           3 YEARS          5 YEARS         10 YEARS
TREASURY SECURITIES FUND -- CLASS A SHARES             $XXX             $XXX             $XXX              $XXX

GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL:                       Preserving principal and maintaining liquidity
                                       while providing current income

SHARE PRICE VOLATILITY:                Very low

PRINCIPAL INVESTMENT STRATEGY:         The Fund is professionally managed to provide
                                       liquidity, diversification and a competitive yield
                                       by investing in U.S. government securities

INVESTMENT STRATEGY

The Government Securities Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about the credit quality, maturity and diversification of its investments. With respect to maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years. The performance information shown is based on full calendar years.*


            1992                     3.64%
            1993                     2.86%
            1994                     3.91%
            1995                     5.67%
            1996                     5.07%
            1997                     5.17%
            1998                     5.06%
            1999                     4.77%
            2000                     6.06%
            2001                     X.XX%

        BEST QUARTER              WORST QUARTER

            X.XX%                    X.XX%
         (XX/XX/XX)                (XX/XX/XX)

* The Fund's Class A total return from January 1, 2002 to September 30, 2002 was X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2001.



CLASS A SHARES                               1 YEAR          5 YEARS       10 YEARS     SINCE INCEPTION
----------------------------------------- --------------- -------------- ------------- ------------------
GOVERNMENT SECURITIES FUND                   X.XX%            X.XX%          X.XX%           X.XX%*


*    The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                      CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                  0.04%
Distribution (12b-1) Fees                                  None
Other Expenses                                            X.XX%
                                                          -----
Total Annual Fund Operating Expenses                      X.XX%
Fee Waivers and Expense Reimbursements                    X.XX%
                                                          -----
Net Expenses                                              0.44%*


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's fee waivers, from exceeding 0.44%.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                      1 YEAR           3 YEARS          5 YEARS         10 YEARS
GOVERNMENT SECURITIES FUND -- CLASS A SHARES           $XXX              $XXX             $XXX            $XXX

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL:                       Preserving principal and maintaining liquidity
                                       while providing current income

SHARE PRICE VOLATILITY:                Very low

PRINCIPAL INVESTMENT STRATEGY:         The Fund is professionally managed to provide
                                       to provide liquidity, diversification and a
                                       competitive yield by investing in high
                                       quality, short-term money market instruments

INVESTMENT STRATEGY


The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset-backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest short-term rating categories; (iv) short-term obligations issued by state and local governments; and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.


Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict guidelines about credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years. The performance information shown is based on full calendar years.*


            1992                     3.63%
            1993                     2.88%
            1994                     4.00%
            1995                     5.74%
            1996                     5.17%
            1997                     5.33%
            1998                     5.30%
            1999                     4.95%
            2000                     6.19%
            2001                     X.XX%

        BEST QUARTER              WORST QUARTER

            X.XX%                    X.XX%
         (XX/XX/XX)                (XX/XX/XX)


* The Fund's Class A total return from January 1, 2002 to September 30, 2002 was X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 2001.


CLASS A SHARES                               1 YEAR          5 YEARS       10 YEARS     SINCE INCEPTION
----------------------------------------- --------------- -------------- ------------- ------------------
PRIME OBLIGATION FUND                         X.XX%           X.XX%          X.XX%           X.XX%*


*    The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)


                                                      CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                  0.04%
Distribution (12b-1) Fees                                  None
Other Expenses                                            X.XX%
                                                          -----
Total Annual Fund Operating Expenses                      X.XX%
Fee Waivers and Expense Reimbursements                    X.XX%
                                                          -----
Net Expenses                                              0.44%*


* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and Distributor's fee waivers, from exceeding 0.44%.


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                      1 YEAR           3 YEARS          5 YEARS         10 YEARS
PRIME OBLIGATION FUND-- CLASS A SHARES                 $XXX             $XXX              $XXX            $XXX

MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI Investments Management Corporation (SIMC) act as a manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds' assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.


The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania, serves as the Adviser to the Funds. As of September 30, 2002, SIMC had approximately $XX billion in assets under management. SIMC's contractual investment advisory fee for each Fund is an annual rate of 0.075% on the first $500 million of assets and 0.02% on the assets in excess of $500 million calculated as a percentage of each Fund's average net assets.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC: Banc of America Capital Management, LLC ("BACAP LLC"), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A committee of investment professionals at BACAP LLC manages the assets of each Fund.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called redeem) Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange ("NYSE") and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the

Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.


Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time (3:00, p.m. Eastern time for the Prime Obligation Fund) or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds (or their authorized intermediaries) generally must receive your order in proper form and federal funds (readily available funds) before the Funds calculate their NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds intend to maintain a constant $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund`s financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by ____________, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI LIQUID ASSET TRUST-- FOR THE YEARS ENDED JUNE 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                                       RATIO OF
                                                                                                                         NET
                                                                                                           RATIO OF   INVESTMENT
                                                                                                RATIO OF   EXPENSES    INCOME
             NET             REALIZED              DISTRI-                            RATIO OF   NET          TO         TO
            ASSET              AND      DISTRI-    BUTIONS    NET              NET     EXPEN-  INVESTMENT  AVERAGE     AVERAGE
            VALUE     NET   UNREALIZED  BUTIONS     FROM      ASSET            ASSETS  SES TO   INCOME       NET         NET
            BEGIN-   INVEST-  GAINS    FROM NET    REALIZED   VALUE            END OF  AVERAGE  AVERAGE     ASSETS      ASSETS
            NING OF   MENT   ON SECU-  INVESTMENT  CAPITAL   END OF  TOTAL    PERIOD    NET      NET      (EXCLUDING  (EXCLUDING
            PERIOD   INCOME   RITIES    INCOME      GAINS    PERIOD  RETURN+  (000)    ASSETS   ASSETS     WAIVERS)     WAIVERS)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
CLASS A
2002
2001       $1.00     $0.05     --       $(0.05)      --       $1.00   5.55% $  145,961  0.44%    5.58%      0.74%       5.28%
2000        1.00      0.05     --        (0.05)      --        1.00   5.24     402,982  0.44     5.03       0.73        4.74
1999        1.00      0.05     --        (0.05)      --        1.00   4.72     565,897  0.44     4.62       0.73        4.33
1998        1.00      0.05     --        (0.05)      --        1.00   5.29     603,783  0.44     5.17       0.73        4.88
GOVERNMENT SECURITIES FUND
CLASS A
2002
2001       $1.00     $0.06     --       $(0.06)      --       $1.00   5.73% $   68,301  0.44%    5.61%      0.73%       5.32%
2000        1.00      0.05     --        (0.05)      --        1.00   5.37      63,843  0.44     5.18       0.73        4.89
1999        1.00      0.05     --        (0.05)      --        1.00   4.74     108,468  0.44     4.66       0.73        4.37
1998        1.00      0.05     --        (0.05)      --        1.00   5.21     105,201  0.44     5.10       0.73        4.81
PRIME OBLIGATION FUND
CLASS A
2002
2001       $1.00     $0.06     --       $(0.06)      --       $1.00   5.75% $  983,360  0.44%    5.73%      0.74%       5.43%
2000        1.00      0.05     --        (0.05)      --        1.00   5.55   1,604,058  0.44     5.41       0.73        5.12
1999        1.00      0.05     --        (0.05)      --        1.00   4.97   1,335,301  0.44     4.84       0.73        4.55
1998        1.00      0.05     --        (0.05)      --        1.00   5.40     947,154  0.44     5.27       0.73        4.98

+TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER


SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 31, 2002, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust's Investment Company Act registration number is 811-3231.

                             SEI LIQUID ASSET TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:


  SEI Investments Management Corporation



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Liquid Asset Trust (the "Trust"), and should be read in conjunction with the Trust's Class A and Class D Prospectuses, each of which is dated October 31, 2002. Prospectuses may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined shall have the respective meanings set forth in the Prospectuses.



    The Trust's financial statements for the fiscal year ended June 30, 2002,
including notes thereto and the report of                          , thereon,
are herein incorporated by reference. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information.


                               TABLE OF CONTENTS


The Trust.................................................................   S-2
Investment Objectives and Policies........................................   S-2
Description of Permitted Investments and Risk Factors.....................   S-3
Investment Limitations....................................................  S-10
The Administrator and Transfer Agent......................................  S-14
The Adviser and Sub-Adviser...............................................  S-15
Distribution and Shareholder Servicing....................................  S-17
Trustees and Officers of the Trust........................................  S-17
Performance...............................................................  S-22
Purchase and Redemption of Shares.........................................  S-26
Shareholder Services (Class D Shares).....................................  S-27
Taxes.....................................................................  S-28
Fund Transactions.........................................................  S-30
Description of Shares.....................................................  S-32
Limitation of Trustees' Liability.........................................  S-32
Code of Ethics............................................................  S-32
Voting....................................................................  S-32
Shareholder Liability.....................................................  S-33
Control Persons and Principal Holders of Securities.......................  S-33
Custodian.................................................................  S-34
Experts...................................................................  S-35
Legal Counsel.............................................................  S-35
Description of Ratings....................................................  S-36



October 31, 2002

                                   THE TRUST

    SEI Liquid Asset Trust (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated July 20, 1981. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. Except for differences between Class A and Class D shares pertaining to distribution and shareholder servicing plans, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


    This Statement of Additional Information relates to the shares of the following funds: Treasury Securities, Government Securities, Prime Obligation, Institutional Cash and Money Market Funds (each a "Fund" and, together, the "Funds"), and any classes of the Funds. Currently, the Institutional Cash and Money Market Funds are not selling shares.


                       INVESTMENT OBJECTIVES AND POLICIES


    TREASURY SECURITIES FUND--The Treasury Securities Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collaterized by such obligations. The repurchase agreement dealers selected for the Treasury Securities Fund must meet certain creditworthiness criteria established by Standard & Poor's Corporation ("S&P").



    GOVERNMENT SECURITIES FUND--The Government Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations;
(ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.



    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper (including asset-backed commercial paper) rated at least A-1 by S&P or Prime-1 by Moody's Investors Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment, provided that such obligations are rated in the top two short-term rating categories by two or more nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO if only one NRSRO has rated the security at the time of investment or, if not rated, determined by the Sub-Adviser to be of comparable quality;
(iii) short-term corporate obligations (including asset-backed securities) rated AAA or AA by S&P or Aaa or Aa by Moody's at the time of investment or, if not rated, determined by the Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, and which carry yields that are competitive with those of other types of money market instruments of comparable quality;
(v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations.



    INSTITUTIONAL CASH FUND--The Institutional Cash Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.



    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests in the following U.S. dollar denominated obligations: (i) commercial paper issued by U.S. and foreign issuers rated at the time of investment in the highest short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements, at the time of investment; (iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, by at least two NRSROs in one of the two highest municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; (vi) U.S. dollar denominated obligations of foreign governments, including Canadian and Provincial Government and Crown Agency obligations; (vii) repurchase agreements involving any of the foregoing obligations; and (viii) custodial receipts representing investments in component parts of U.S. Treasury obligations.


    The quality, maturity and diversification requirements of the Government Securities and Prime Obligation Funds are more restrictive than those imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Government Securities and Prime Obligation Funds may only purchase securities with a remaining maturity of 365 days or less, and, as a matter of non-fundamental policy, will maintain a dollar-weighted average portfolio maturity of 90 days or less. If shareholders of these Funds elect to modify the Funds' investment limitations in the future, the Funds could take advantage of certain provisions in the Rule that are more liberal than the Funds' policies and that are followed by the Trust's other Funds.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ASSET-BACKED SECURITIES--The Prime Obligation and Money Market Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    BANKERS' ACCEPTANCES--The Prime Obligation and Money Market Funds may invest in bankers' acceptances. A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    BANK NOTES--Bank notes are notes used to represent debt obligations issued by banks in large denominations.

    CERTIFICATES OF DEPOSIT--The Prime Obligation and Money Market Funds may invest in certificates of deposit. A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Prime Obligation and Money Market Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities.

    COMMERCIAL PAPER RATINGS--The following descriptions of commercial paper ratings have been published by S&P, Moody's and Fitch, Inc. ("Fitch").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

     Prime-1  Superior Quality
     Prime-2  Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment. The rating Fitch-2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch and reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    DEMAND INSTRUMENTS--Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Money Market Fund may invest in U.S. dollar denominated obligations of foreign issuers, including foreign branches of U.S. commercial banks and foreign banks. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

    GNMA SECURITIES--The Prime Obligation, Money Market and Government Securities Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

    These securities represent ownership in a pool of Federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Funds will receive monthly scheduled payments of principal and interest. In addition, the Funds may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

    Although GNMA certificates may offer yields higher than those available from other types of U.S. Government Securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

    ILLIQUID SECURITIES--Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MUNICIPAL SECURITIES--The Prime Obligation and Money Market Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL AND CORPORATE BOND RATINGS--Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

    Bonds which are rated Aaa by Moody's are judged to be the best quality. They carry the smallest degree of credit risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


    Bonds rated AAA are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.


    MUNICIPAL NOTE RATINGS--Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2.  Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--The Treasury Securities, Government Securities, Prime Obligation, and Money Market Funds may enter into repurchase agreements, which are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the securities held as collateral. The Sub-Adviser enters into repurchase agreements only with financial institutions which it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Sub-Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Funds will take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.



    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Additionally, a Fund may purchase restricted securities in excess of the Fund's limitation on investments in illiquid securities if the Sub-Adviser determines that such restricted securities are liquid. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.


    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    TIME DEPOSITS--A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--The Government Securities, Prime Obligation, and Money Market Funds may invest in obligations of agencies of the U.S. Government, which consist of obligations issued by, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by the GNMA, which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA Securities), others (in which all Funds permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae Securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity, there might not be a market, and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.


    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Sub-Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Sub-Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the Fund will earmark or segregate additional liquid assets on a daily basis so that the value of the earmarked or segregated assets is equal to the amount of such commitments.

                             INVESTMENT LIMITATIONS


    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and any securities guaranteed thereby) if as a result more than 5% of the total assets of the Fund (based on fair market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Treasury Securities and Money Market Funds may temporarily invest up to 25% of their total assets without regard to this restriction as permitted by Rule 2a-7.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio Fund securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for that Fund and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that any Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's total assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings, as described in the Prospectus, in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time such loan is incurred.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may purchase obligations issued by companies which invest in real estate, real estate limited partnerships, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Portfolio security.

 11. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and, in any event, may not purchase securities of other open-end investment companies. Under these rules and regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, a Fund owns more than

     3% of the total voting stock of an investment company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Fund. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment companies results in the layering of expenses such that shareholders would indirectly bear a proportionate share of such investment companies' expenses, including advisory fees.

 12. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission.

 13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than of 1% of such shares or securities together own more than 5% of such shares or securities.

 14. Purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services, if, as a result, more than 5% of the total assets (taken at fair market value) of the Fund would be invested in such securities.

 15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

 16. Invest in interests in oil, gas or other mineral exploration or development programs.

 17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and this Statement of Additional Information.


    Except with respect to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


    The following investment limitation is a non-fundamental policy of the Trust and may be changed without shareholder approval.

1. The Government Securities and Prime Obligation Funds must maintain an average dollar-weighted Fund maturity of 90 days or less.


    The Board of Trustees has approved certain changes to the fundamental policies described above, subject to shareholder approval of the these changes at a special meeting of shareholders of the Funds. If the shareholders approve these changes, the Funds current fundamental policies will be replaced with the following fundamental investment policies:



No Fund may:



1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



    In addition, if shareholders approve the proposed changes to the fundamental policies, the following non-fundamental policies will take effect:



No Fund may:



 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that any money market fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.



 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.



 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.



 4. Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.



 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.



 6. Invest in companies for the purpose of exercising control.



 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may:
    (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.



 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.



 9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.



 10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof may invest in options on futures contracts.



 11. Invest in interests in oil, gas or other mineral exploration or development programs.



 12. Invest more than 10% of its net assets in illiquid securities.



 13. The Government Securities and Prime Obligation Funds must maintain an average dollar-weighted Fund maturity of 90 days or less.



    The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.



    DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.



    CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.



    BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).



    LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.



    UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.



    REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.



    SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

                      THE ADMINISTRATOR AND TRANSFER AGENT



    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, UAM Funds Trust, UAM Funds, Inc., and UAM Funds, Inc. II.



    The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.


    The Administrator has agreed contractually to waive its fee in order to limit operating expenses of the Funds to not more than 0.44% of average net assets of the Class A shares and 0.84% of average net assets of the Class D shares. As to the Institutional Cash Fund only, this waiver is voluntary and may be terminated at any time. Shareholders will be notified in advance if and when the waiver is terminated. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest, litigation and extraordinary expenses.

    For the fiscal years ended June 30, 2000, 2001 and 2002 the Funds paid fees to the Administrator as follows:



                                                 MANAGEMENT FEES PAID                        MANAGEMENT FEES WAIVED
                                      -------------------------------------------  -------------------------------------------
                                          2000           2001           2002           2000           2001           2002
                                      -------------  -------------  -------------  -------------  -------------  -------------
Treasury Securities Fund............  $  1,965,615   $  1,305,005                  $    113,677   $     97,001
Government Securities Fund..........  $    329,902   $    284,813                  $     16,418   $     11,674
Prime Obligation Fund...............  $  5,928,611   $  5,386,415                  $    262,071   $    444,467
Institutional Cash Fund.............       *              *                             *              *
Money Market Fund...................       *              *                             *              *


------------------------

* Not in operation during such period.


                          THE ADVISER AND SUB-ADVISER



    SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers. SIMC currently serves as adviser to more than X investment companies, including more than XX funds, with more than $XXX billion in assets as of September 30, 2002.



    SIMC acts as the investment adviser to the Funds and operates as a "manager of managers." SIMC oversees the investment advisory services provided to such Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.



    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.



    SIMC and the Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. One condition of the SEC exemption order is that before a Fund relies on the exemption and implements a "manager of managers" structure pursuant to the exemptive order, the Fund's shareholders must approve this structure. The Trust will submit to a shareholder vote at a special meeting of shareholders a proposal to operate each Fund as a "manager of managers" in accordance with the provisions of the SEC exemptive order.



    Banc of America Capital Management, LLC ("BACAP LLC") serves as the Sub-Adviser to each Fund. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

    The Board of Trustees has approved an interim investment advisory agreement between the Trust, on behalf of the Funds, and SIMC, which has a maximum duration of 150 days ("Interim Agreement"). The Board of Trustees also approved an advisory agreement between the Trust and SIMC ("Advisory Agreement"). The Interim Agreement will terminate and be replaced by the Advisory Agreement upon approval of the Advisory Agreement by shareholders of the Funds.



    The Sub-Adviser will provide advisory services under an interim sub-advisory agreement ("Interim Sub-Advisory Agreement"), which has a duration of 150 days. The Board of Trustees has also approved an investment sub-advisory agreement between SIMC and BACAP LLC (the "Sub-Advisory Agreement"), subject to shareholder approval of the operation of the Funds as "manager of managers" Funds. Upon the approval of the operation of the Funds as "manager of managers" Funds, the Interim Sub-Advisory Agreement will terminate and be replaced by the Sub-Advisory Agreement.



    Both the Advisory and Sub-Advisory Agreement will have an initial term of two years. The continuance of the Advisory and Sub-Advisory Agreements after the first two (2) years of the Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory or Sub-Advisory Agreements, as applicable, or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser for the Sub-Advisory Agreement), or by the Adviser (or Sub-Adviser for the Sub-Advisory Agreement) on 90 days' written notice to the Trust.



    The Interim Agreement, Advisory Agreement, Interim Sub-Advisory Agreement and the Sub-Advisory Agreement provide that the Adviser or Sub-Adviser, as applicable, shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



    The Adviser is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at the following annual rates: 0.075% of the Trust's daily net assets up to $500 million, and 0.02% of the Trust's daily net assets in excess of $500 million. The fee is allocated among the Funds based upon their relative net assets. SIMC may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. SIMC may terminate its waiver at any time.



    For the fiscal years ended June 30, 2000, 2001 and 2002, the table below shows: (i) the advisory fees paid to Wellington Management Company, LLP ("Wellington Management"), the Funds' previous adviser, by each Fund; and
(ii) the advisory fees waived by Wellington Management:



                                                     ADVISORY FEES PAID                          ADVISORY FEES WAIVED
                                         -------------------------------------------  -------------------------------------------
                                             2000           2001           2002           2000           2001           2002
                                         -------------  -------------  -------------  -------------  -------------  -------------
Treasury Securities Fund...............  $     61,884   $     41,784                  $    103,493   $     76,270
Government Securities Fund.............  $     10,308   $      8,835                  $     17,237   $     16,126
Prime Obligation Fund..................  $    184,247   $    173,538                  $    308,132   $    317,264
Institutional Cash Fund................       *              *                             *              *
Money Market Fund......................       *              *                             *              *


------------------------

* Not in operation during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING


    SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has also adopted a Class D Distribution Plan (the "Class D Plan") for the Treasury Securities Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the Shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust, and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


    The Class D Plan provides that the Trust will pay the Distributor a fee on the Class D shares of the Fund. The Distributor may use this fee for:
(i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.

    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.


    The Funds have adopted a shareholder servicing plan for its Class A shares (the "Service Plan"). Under this Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


    As of the date of this Statement of Additional Information, no Class D Shares of the Treasury Securities Fund are outstanding.


    For the fiscal year ended June 30, 2001, the Funds incurred the following 12b-1 expenses:


                                                                                               AMOUNT PAID TO
                                                                                               3RD PARTIES BY
                                         TOTAL 12B-1        TOTAL 12B-1       TOTAL 12B-1          SIDCO
                                           EXPENSES          EXPENSES        EXPENSES AS A    FOR DISTRIBUTOR
FUND/CLASS                             (BEFORE WAIVERS)   (AFTER WAIVERS)   % OF NET ASSETS   RELATED SERVICES
----------                             ----------------   ---------------   ---------------   ----------------

CLASS D
  Treasury Securities Fund...........        $ 344             $ 275             0.25%              $ 275

                       TRUSTEES AND OFFICERS OF THE TRUST


    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.



    MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.



INTERESTED TRUSTEES.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.



INDEPENDENT TRUSTEES.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee, The Fulcrum Trust (Allmerica Insurance). Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Index Funds, SEI Daily Income Trust, SEI Insurance

Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.



    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian Group, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.


------------------------


 * Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with SIMC and the Trust's Distributor.



    BOARD STANDING COMMITTEES. The Board has established the following standing committees:



    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.



    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.



    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any.

      The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.



    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. Before meeting for the approval of the Interim Agreement, Advisory Agreement, Interim Sub-Advisory Agreement and Sub-Advisory Agreement, the Board requested and received materials from SIMC and the Sub-Adviser about: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services;
(b) SIMC's and the Sub Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds;
(g) SIMC's and the Sub-Adviser's compliance systems; (h) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; and (i) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic financial markets. At the meeting, representatives from SIMC and the Sub-Adviser presented additional oral and written information to the Board to help the Board evaluate SIMC's and the Sub-Adviser's fee and other aspects of the Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and oral presentations by SIMC and the Sub-Adviser and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the Agreements in consideration that: (i) the terms of each Agreement are fair and reasonable; and (ii) SIMC's and the Sub-Adviser's fees are reasonable in light of the services SIMC and the Sub-Adviser will provide to the Funds.



    As discussed in the sections of this Statement of Additional Information entitled "The Adviser and Sub-Adviser" the Board's continuance of the Trust's Advisory and Sub-Advisory Agreements must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory or the Sub-Advisory Agreement, as applicable, or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory or Sub-Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and Sub-Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew the Advisory Agreement or Sub-Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues and information relating to the renewal of the Advisory and Sub-Advisory Agreements.



    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



                                                 DOLLAR RANGE OF     AGGREGATE DOLLAR RANGE OF
NAME                                           FUND SHARES (FUND)*    SHARES (FUND COMPLEX)*
----                                           -------------------   -------------------------
Nesher.......................................         None                 Over $100,000
Doran........................................         None                          None
Gooch........................................         None                 Over $100,000
Storey.......................................         None                          None
Sullivan.....................................         None                          None
Greco........................................         None                          None



    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.



                                            PENSION OR
                                            RETIREMENT        ESTIMATED
                                         BENEFITS ACCRUED      ANNUAL                TOTAL
                           AGGREGATE        AS PART OF      BENEFITS UPON    COMPENSATION FROM THE
NAME                      COMPENSATION    FUND EXPENSES      RETIREMENT     TRUST AND FUND COMPLEX*
----                      ------------   ----------------   -------------   -----------------------
Nesher..................    $       0           N/A              N/A                 $      0
Doran...................    $       0           N/A              N/A                 $      0
Gooch...................    $     XXX           N/A              N/A                 $    XXX
Storey..................    $     XXX           N/A              N/A                 $    XXX
Sullivan................    $     XXX           N/A              N/A                 $    XXX
Greco...................    $     XXX           N/A              N/A                 $    XXX


------------------------


    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.



    TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.



    Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Expedition Funds, First Focus Funds, Inc., HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. I, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by the Distributor.



    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.



    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice

President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.



    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.



    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.



    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.



    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.



    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.



    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since 1995)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.



    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.



    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.



                                  PERFORMANCE



    From time to time, certain Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The current yield of the Funds that are money market funds is calculated daily based upon the 7 days ending on the date of calculation ("base period"). The yield of the non-money market Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.



    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.



    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.



COMPUTATION OF YIELD



    The yield of the money market funds is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.



    These money market Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = {(Base Period Return + 1)(365/7)} - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.



    Based on the foregoing, for the seven-day period ended June 30, 2002, the end of the Trust's most recent fiscal year, the current and effective yields for each money market Fund were as follows:



                                                                SEVEN-DAY YIELD
                                                              --------------------
FUND                                                          CURRENT    EFFECTIVE
----                                                          --------   ---------
Class A
  Treasury Securities Fund..................................    X.XX%      X.XX%
  Government Securities Fund................................    X.XX%      X.XX%
  Prime Obligation Fund.....................................    X.XX%      X.XX%
  Institutional Cash Fund...................................    *          *
  Money Market Fund.........................................    *          *
Class D
  Treasury Securities Fund..................................    **         **


------------------------


 *Not in operation during period.



**Treasury Securities Fund Class D Shares were fully liquidated February 11,
  2001.

CALCULATION OF TOTAL RETURN



    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.



    Based on the foregoing, the average annual total return (before taxes) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended June 30, 2002.



                                                                     AVERAGE ANNUAL TOTAL RETURN
                                                                     ---------------------------
                                                                ONE        FIVE       TEN        SINCE
FUND (INCEPTION DATE)                                           YEAR       YEAR       YEAR     INCEPTION
---------------------                                         --------   --------   --------   ---------
TREASURY SECURITIES FUND
  Class A (1/18/82).........................................    X.XX%      X.XX%      X.XX%      X.XX%
  Class D (liquidated 2/11/01)..............................    *          *          *          *
GOVERNMENT SECURITIES FUND
  Class A (1/18/92).........................................    X.XX%      X.XX%      X.XX%      X.XX%
PRIME OBLIGATION FUND
  Class A (1/18/82).........................................    X.XX%      X.XX%      X.XX%      X.XX%
INSTITUTIONAL CASH FUND
  Class A (1/18/82).........................................    **         **         **         **
MONEY MARKET FUND
  Class A...................................................    *          *          *          *


------------------------


 *Not in operation during period.



**The Fund was closed on January 2, 1998. Although the Fund originally commenced operations on December 31, 1986, it was only open to shareholders for a few days each year.



    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas:
P (1 +T)(n) = ATV(D), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV(D) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)(n) = ATV(DR), where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV(DR) = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



                        DETERMINATION OF NET ASSET VALUE


    Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.


    The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Sub-Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.


    The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per unit calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES


    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve System are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



    Each Fund may operate on any day that the New York Stock Exchange is closed for business, but the Federal Reserve System is open for business, for such time as sufficient liquidity exists in a Fund's principal trading market, based on the determination of the officers of the Trust, acting in consultation with the Adviser and Sub-Adviser. The Funds will notify shareholders that the Funds are open for business.


    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.


    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the U.S. Securities and Exchange Commission (the "SEC") by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Administrator, the Adviser, the Sub-Adviser, the Distributor and/or the Custodian are not open for business.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    STOP-PAYMENT REQUESTS: Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his new investment, together with the current market value of all holdings of that shareholder in certain eligible Funds reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectuses for the sales charge on quantity purchases.


    LETTER OF INTENT: The reduced sales shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor, and not legally binding on the signer or a Fund which provides for the holder in escrow by the Manager of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date of the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption.


    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Funds and/or classes in which such automatic investments are to be made and consider the differences in investment objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of the Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.


    EXCHANGE PRIVILEGE: Some or all of the shares of the Fund for which payment has been received (I.E., an established account) may be exchanged, at their net asset value, plus any applicable sales charge, for Class D shares of the Trust and SEI Tax Exempt Trust or at their net asset value for Class D shares of other Funds of such trusts that do not have sales charges. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.


    A shareholder may exchange a Fund's Class D shares, for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund to be exchanged and the purchase of the shares of the other Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's Federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any Business Day, as defined in the Prospectuses of the Trust, prior to the close of the New York Stock Exchange, the exchange will be effective on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Funds, and thus the purchase of shares of the other Funds, may be delayed for up to seven days if the Funds determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state, and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAXES

    The following discussion of federal income tax consequences is based on the Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund intends to qualify as a regulated investment company ("RIC") as defined under Subchapter M of the Code. By following such a policy, each of the Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

    In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities on foreign currencies, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RIC's) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.

    It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments, and distributions of such earnings will be taxable to shareholders as ordinary income. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Because the Funds are operated as money market funds, the Funds do not anticipate realizing any long-term capital gains.

    Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Funds to adjust distributions in order to maintain a stable $1.00 net asset value. These procedures may result in "under" or "over" distributions of net investment income.

    Because the Funds' incomes are derived primarily from interest rather than dividends, no portion of its distributions generally will be eligible for the corporate dividends-received deduction. None of the dividends paid by the Funds for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

    The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year the a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

    A sale, exchange or redemption of shares of a Fund by a shareholder, is generally a taxable event. However, because the Funds seek to maintain a constant $1.00 per share net asset value, it is not expected that you will realize a capital gain or loss upon redemption or exchange of your Fund shares.

    A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the U.S. Treasury the withheld amount payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report such payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien).

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                               FUND TRANSACTIONS


    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Sub-Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.



    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.



    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, each Fund's Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.



    Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each

Fund. In addition to agency transactions, the Funds' Adviser and Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.



    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser and Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser and Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by each Fund's Adviser and the Sub-Adviser under the investment advisory agreements. Any advisory or other fees paid to the Adviser and the Sub-Adviser are not reduced as a result of the receipt of research services.



    In some cases an Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser and the Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and the Sub-Adviser face a potential conflict of interest, but the Adviser and the Sub-Adviser believe that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.



    From time to time, each Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser and the Sub-Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).



    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Where possible, the Adviser and the Sub-Adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.



    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser and the Sub-Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


    For the Trust's fiscal years ended June 30, 1999, 2000 and 2001 no brokerage fees were paid.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of June 30, 2002, the Trust held securities from the following issuers:



FUND                             NAME OF ISSUER         AMOUNT (000)
----                      ----------------------------  ------------
Treasury Securities Fund
Government Fund
Prime Obligation Fund


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolio of shares or classes of portfolio. Any consideration received by the Trust for shares of any additional Fund and assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.


                                     VOTING

    Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the possibility of the shareholders' incurring financial loss appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of October 1, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.


TREASURY SECURITIES FUND, CLASS A


NAME AND ADDRESS OF SHAREHOLDER                     NUMBER OF SHARES  PERCENT OF FUNDS
-------------------------------                     ----------------  ----------------
City National Bank AS.............................               XX           XX%
Fiduciary for various Accts
Attn: Trust OPS/Mutual Funds
P.O. Box 60520
Los Angeles, CA 90060-0520

Union Bank of California..........................               XX           XX%
Attn: Jeanne Chizek or Julie Parra
P.O. Box 109
San Diego, CA 92112

First Hawaiian Bank...............................               XX           XX%
c/o Marshall & Ilsley Trust Co.
Attn: ACM 14th Floor
1000 N. Water St.
Milwaukee, WI 53202-6648

EAMCO.............................................               XX           XX%
c/o Riggs Bank NA
Attn: Lisa Malone
5700 Rivertech Ct. #RS300
Riverdale, MD 20737-1250

SEI Private Trust Company.........................               XX           XX%
FBO 601 Banks
Attn: Eileen Carlucci
1 Freedom Valley Dr.
Oaks, PA 19456

GOVERNMENT SECURITIES FUND, CLASS A


NAME AND ADDRESS OF SHAREHOLDER                     NUMBER OF SHARES  PERCENT OF FUNDS
-------------------------------                     ----------------  ----------------

First Union National Bank Cust FBO................               XX           XX%
(Old FFB Accts) A/C 9888888881
Attn: Mutual Funds
1525 W Wt Harris Blvd CMG NC 1151
Charlotte, NC 28262-8522

SEI Private Trust Company.........................               XX           XX%
FBO 601 Banks
Attn: Eileen Carlucci
1 Freedom Valley Dr.
Oaks, PA 19456

Torrington Savings Bank...........................               XX           XX%
Attn: Miles C. Borzilleri
P.O. Box 478
Torrington, CT 06790-0478

Westwood Trust....................................               XX           XX%
Attn: Operations
200 Crescent Court Ste 1300
Dallas, TX 75201-7838

SEI Private Trust Co..............................               XX           XX%
FBO 601 Banks
Attn: Eileen Carlucci
1 Freedom Valley Dr.
Oaks, PA 19456

Union Bank of California..........................               XX           XX%
Attn: Jeanne Chizek or Julie Parra
P.O. Box 109
San Diego, CA 92112


PRIME OBLIGATION FUND, CLASS A


NAME AND ADDRESS OF SHAREHOLDER                     NUMBER OF SHARES  PERCENT OF FUNDS
-------------------------------                     ----------------  ----------------
SEI Private Trust Company.........................               XX           XX%
c/o SEI Corporation
Attn: Sandra Crawford
P.O. Box 1100
Oaks, PA 19456-1100

SEI Private Trust Company.........................               XX           XX%
Christopher Dilbeck
Mutual Funds Administrator
One Freedom Valley Drive
Oaks, PA 19456


                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618 Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as Custodian of the Trust's asset and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS


    The financial statements incorporated by reference in this Statement of Additional Information have been incorporated by reference in reliance on the
report of             , 2 Commerce Square, 2001 Market St., Philadelphia, PA
19103, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's, S&P and Fitch respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compare what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations;
              Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa           Bonds rated Baa are considered as medium-grade obligations
              (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA           Debt rated "AAA" has the highest rating assigned by S&P.
              Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
              Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely is strong. Debt determined to possess extremely strong safety characteristics denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree assurance for timely payment, but the margin of safety is not as great as for issues assigned
              "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issue a commercial bank.

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:


           (a)       Registrant's Agreement and Declaration of Trust as
                       originally filed with Registrant's Registration Statement on Form N-1A filed with the SEC on July 29, 1981, as amended in Post-Effective Amendment No. 8 filed with the SEC on March 7, 1988 is incorporated by reference to
                       Exhibit 1 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
           (b)(1)    Registrant's By-laws as originally filed with Pre-Effective
                       Amendment No. 1 to Registrant's Registration Statement on
                       Form N-1A filed with the SEC on October 22, 1981 are incorporated by reference to Exhibit 2(a) of Post-Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.
           (b)(2)    Amended By-Laws dated February 20, 2001 are incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment
                       No. 26 filed with the SEC on October 29, 2001.
           (c)       Not applicable.
           (d)(1)    Form of Regular Investment Advisory Agreement between SIMC and SEI Liquid Asset Trust is filed herewith.
           (d)(2)    Form of Interim Advisory Agreement between SIMC and SEI
                       Liquid Asset Trust is filed herewith.
           (d)(3)    Form of Regular Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC is filed herewith.
           (d)(4)    Form of Interim Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC is filed herewith.
           (e)       Amended and Restated Distribution Agreement dated
                       September 16, 2002 is filed herewith.
           (f)       Not applicable.
           (g)(1)    Custodian Agreement dated September 1, 1981 by and between
                       TrustFunds Liquid Asset Trust and The Philadelphia
                       National Bank as originally filed with Pre-Effective
                       Amendment No. 1 to Registrant's Registration Statement on
                       Form N-1A filed with the SEC on October 22, 1981 is incorporated by reference to Exhibit 8(a) of Post-
                       Effective Amendment No. 19 filed with the SEC on
                       October 30, 1995.
           (g)(2)    Custodian Agreement dated October 25, 1984 between
                       TrustFunds Liquid Asset Trust and First Interstate Bank of
                       Oregon as originally filed with Post-Effective Amendment
                       No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No.
                       19 filed with the SEC on October 30, 1995.
           (h)       Amended and Restated Administration and Transfer Agency
                       Agreement is filed herewith.
           (i)       Opinion and Consent of Counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 26 filed with the SEC on October 29, 2001.
           (j)       Not applicable.
           (k)       Not applicable.
           (l)       Not applicable.
           (m)(1)    Registrant's 12b-1 Distribution Plan as amended March 30,
                       1984 as originally filed with Post-Effective Amendment
                       No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment
                       No. 19 filed with the SEC on October 30, 1995.

           (m)(2)    Registrant's 12b-1 Distribution Plan with respect to the
                       ProVantage Funds Class as originally filed with Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A filed with the SEC on August 27, 1993 is incorporated by reference to Exhibit
                       15(b) of Post-Effective Amendment No. 19 filed with the
                       SEC on October 30, 1995.
           (m)(3)    Amended and Restated Distribution Plan with respect to the
                       Class D shares is incorporated by reference to Exhibit
                       15(c) of Post-Effective Amendment No. 20 filed with the
                       SEC on August 28, 1996.
           (m)(4)    Shareholder Service Plan and Agreement with respect to the
                       Class A and Class D shares is incorporated by reference to
                       Exhibit 15(d) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.
           (n)       Amended and Restated Rule 18f-3 Plan is filed herewith.
           (p)(1)    Code of Ethics for SEI Investments Company dated December
                       2000 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance Products
                       Trust's Registration Statement on Form N-1A (File Nos.
                       811-09183 and 333-700133, filed with the SEC on April 27, 2001 (Accession #0000912057-01-511209).
           (p)(2)    Code of Ethics for SEI Liquid Asset Trust dated March 20,
                       2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional
                       Managed Trust's Registration Statement on Form N-1A (File
                       Nos. 33-09504 and 811-04878), filed with the SEC on June
                       30, 2000.
           (p)(3)    Code of Ethics for Banc of America Capital Management, LLC
                       is filed herewith.
           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       F. Wendell Gooch, Mark E. Nagle, Edward D. Loughlin,
                       George J. Sullivan, Jr., Rosemarie B. Greco and James M.
                       Storey are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A as filed with the SEC on October 27, 2000.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectus and the Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:



SEI INVESTMENTS MANAGEMENT CORPORATION



    SEI Investments Management Corporation ("SIMC") is the adviser for the Treasury Securities, Government Securities, Prime Obligation, Institutional Cash and Money Market Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman & CEO
  Chairman, CEO, Director

                                      SEI Investments                        Director, Chairman of the Board of
                                       Distribution Co.                      Directors

                                      SEI Inc. (Canada)                      Director

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                             Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Investments Global (Cayman),       Chairman, CEO
                                       Limited

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman
                                       Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      SEI Investments Mutual Fund Services   Chairman, CEO

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman, CEO

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President, Director                                           President-Investment Advisory Group

                                      SEI Private Trust Company              Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments                        Director
                                       Distribution Co.

                                      SEI Trust Company                      Director

                                      SEI Investments, Inc.                  Director, President

                                      SEI Ventures, Inc.                     Director, Executive Vice President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      SEI Global Investments Corp.           Executive Vice President

                                      SEI Global Capital                     Executive Vice President, Director
                                       Investments, Inc.

                                      SEI Insurance Group, Inc.              Director

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Venture Capital, Inc.              Director

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Director, Executive Vice President                                           President-Investment Systems &
                                                                             Services Division

                                      SEI Investments                        Director, Executive Vice President
                                       Distribution Co.

                                      SEI Trust Company                      Director, Chairman of the Board

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Private Trust Company              Director

Edward D. Loughlin                    SEI Investments Company                Executive Vice President,
Executive Vice President                                                     President-Asset Management Division

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Trust Company                      Director

                                      SEI Funds, Inc.                        Executive Vice President

                                      SEI Capital Limited (Canada)           Director

                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Investments Canada Company         Director

                                      CCF-SEI Investments                    Director

                                      SEI Asset Korea                        Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments                        Executive Vice President
                                       Distribution Co.

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Ed Daly                                                --                                     --
Senior Vice President, Managing
  Director

Carl A. Guarino                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Investments Global, Limited        Director

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      Quadrum S.A.                           Director

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Investments (Europe) Ltd.          Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments (South Africa)         Director
                                       Limited

                                      CCF SEI Investments                    Chairman

                                      SEI Venture Capital, Inc.              Executive Vice President

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
  Senior Vice President, CIO

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

James V. Morris                                        --                                     --
Senior Vice President, Managing
  Director

Steve Onofrio                                          --                                     --
Senior Vice President, Managing
  Director

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments                        Senior Vice President
                                       Distribution Co.

                                      SEI Investments Global (Cayman)        Director
                                       Limited

                                      SEI Trust Company                      Director

                                      SEI Insurance Group, Inc.              Director

                                      SEI Global Capital                     Senior Vice President, Secretary
                                       Investments Inc.

                                      CR Financial Services Company          President

                                      SEI Investments Mutual Fund Services   Senior Vice President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Private Trust Company              Director

Kenneth Zimmer                        SEI Investments Company                Senior Vice President
Senior Vice President, Managing
  Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
General Counsel, Senior Vice                                                 Counsel, Assistant Secretary
  President, Secretary

                                      SEI Investments                        General Counsel, Senior Vice
                                       Distribution Co.                      President

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                             Counsel & Secretary

                                      SEI Trust Company                      General Counsel, Senior Vice
                                                                             President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments, Inc.                  General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Ventures, Inc.                     General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Investments Developments, Inc.     General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Insurance Group, Inc.              Director, Senior Vice President &
                                                                             General Counsel

                                      SEI Funds, Inc.                        General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Global Investments Corp.           General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Advanced Capital                   General Counsel, Senior Vice
                                       Management, Inc.                      President, Director, Secretary

                                      SEI Investments Global (Cayman),       General Counsel, Director, Secretary
                                       Limited

                                      SEI Global Capital                     General Counsel, Senior Vice
                                       Investments, Inc.                     President, Secretary

                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Investments Mutual Fund Services   General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Investments Fund Management        General Counsel, Senior Vice
                                                                             President, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Secretary

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments Canada Company         Senior Vice President, General
                                                                             Counsel

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Venture Capital, Inc.              Senior Vice President, General
                                                                             Counsel, Secretary

                                      SEI Investments-Unit Trust             Director
                                       Management (UK) Limited

Robert Crudup                         SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Investments Company                Senior Vice President

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Michael Farrell                                        --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Realty Capital Corporation         Vice President, Secretary

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

                                      SEI Venture Capital, Inc.              Vice President

Susan R. Hartley                                       --                                     --
Vice President

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                             Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Primus Holding Corp.               Director, Vice President, Treasurer

                                      SEI Global Capital Investments, Inc.   Director, Vice President, Treasurer

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

                                      SEI Global Holdings (Cayman) Inc.      Vice President, Assistant Secretary,
                                                                             Treasurer

                                      SEI Venture Capital, Inc.              Director, Vice President, Treasurer

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

                                      SEI Venture Capital, Inc.              Vice President

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Roger Messina                                          --                                     --
Vice President

Robert Prucnal                                         --                                     --
Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Vermogens Services B.V.            Managing Director B

Kathryn L. Stanton                    SEI Investments                        Vice President
Vice President                         Distribution Co.

                                      CR Financial Services Company          Secretary, Treasurer

Mary Vogan                                             --                                     --
Vice President

Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing Director

Lori L. White                         SEI Investments                        Vice President, Assistant Secretary
Vice President, Assistant Secretary    Distribution Co.

                                      SEI Investments Company                Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments                        Senior Vice President
Senior Vice President                  Distribution Co.

                                      SEI Investments Company                Executive Vice President, Chief
                                                                             Investment Officer

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

John D. Anderson                      SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

Scott W. Dellorfano                   SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

Scott C. Fanatico                     SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

Steven A. Gardner                     SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

Bridget Jensen                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Investments Mutual Funds           Vice President
                                       Services

                                      SEI Investments Fund Management        Vice President

John Kirk                             SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

Alan H. Lauder                        SEI Investments Distribution Co.       Vice President
Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Investments (South Africa)         Director
                                       Limited

Paul Lonergan                         SEI Investments Distribution Co.       Vice President, Managing Director
Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Ellen Marquis                         SEI Investments Global (Cayman),       Vice President
Vice President                         Limited

Sherry Kajdan Vetterlein              SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Mutual Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

William E. Zitelli, Jr.               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant Secretary

                                      SEI Investments Distribution Co.       Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Vice President, Assistant Secretary

                                      SEI Investments Mutual Funds           Vice President, Assistant Secretary
                                       Services

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary



Banc of America Capital Management, LLC ("BACAP LLC") is the Sub-Adviser for each of the Registrant's Funds. The principal business address of BACAP LLC is 101 S. Tryon Street, Suite 1000, Charlotte, NC 28255. BACAP LLC is an investment adviser registered under the Adviser Act.



         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Robert H. Gordon                      BACAP Advisory Partners, LLC           President, Manager
President, Chief Executive Officer

                                      Banc of America Capital Management     Director
                                       (Ireland) Limited

                                      Banc of Amercia Capital Management     Director
                                       Alternative Advisors, Inc.

                                      Banc of America Advisors, LLC          President, Chairman, Chief Executive
                                                                             Officer

                                      Bank of America, N.A.                  Senior Vice President--Investment
                                                                             Management Marketing and
                                                                             Distribution

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Michael E. Kenneally                  BACAP Advisory Partners, LLC           Chief Investment Officer, Manager
Chairman, Chief Investment Officer,
  Manager

                                      Banc of America Advisors, LLC          Manager

                                      Banc of America Capital Management     Chairman, Director
                                       Alternative Advisors, Inc.

                                      Bank of America, N.A.                  Senior Vice President-Investment
                                                                             Management Products

Edward D. Bedard                      BACAP Advisory Partners, LLC           Chief Operating Officer, Treasurer,
Chief Administrative Officer,                                                Manager
  Treasurer, Manager

                                      Banc of America Capital Management     Director
                                       (Ireland) Limited

                                      Banc of Amercia Capital Management     Director, Senior Vice President,
                                       Alternative Advisors, Inc.            Treasurer

                                      Banc of America Advisors, LLC          Chief Operating Officer, Chief
                                                                             Financial Officer, Manager

                                      Bank of America, N.A.                  Senior Vice President

Robert W. Decker                      BACAP Advisory Partners, LLC           Manager
Chief Operating Officer, Manager

                                      Banc of America Advisors, LLC          Senior Vice President, Manager

                                      Banc of America Capital Management     Senior Vice President, Director
                                       Alternative Advisors, Inc.

                                      Bank of America, N.A.                  Senior Vice President

Jacquelyn L. Dezort                   BACAP Advisory Partners, LLC           Manager
Manager

                                      Banc of America Advisors, LLC          Manager

                                      Bank of America, N.A.                  Senior Vice President


ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                    July 15, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Advisors' Inner Circle Fund           November 14, 1991
STI Classic Funds                         May 29, 1992
The Arbor Fund                            January 28, 1993
Bishop Street Funds                       January 27, 1995
STI Classic Variable Trust                August 18, 1995
SEI Asset Allocation Trust                April 1, 1996
SEI Institutional Investments Trust       June 14, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
Expedition Funds                          June 9, 1997
Oak Associates Funds                      February 27, 1998
The Nevis Fund, Inc.                      June 29, 1998
CNI Charter Funds                         April 1, 1999
The Armada Advantage Fund                 May 1, 1999
Amerindo Funds Inc.                       July 13, 1999
iShares Inc.                              January 28, 2000
SEI Insurance Products Trust              March 29, 2000
iShares Trust                             April 25, 2000
Pitcairn Funds                            August 1, 2000
First Focus Funds, Inc.                   October 1, 2000
JohnsonFamily Funds, Inc.                 November 1, 2000
The MDL Funds                             January 24, 2001
Causeway Capital Management Trust         September 20, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456. The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456.


                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                    --
                             Directors

Carmen V. Romeo            Director                                              --

Mark J. Held               President & Chief Operating Officer                   --

Richard B. Lieb            Director, Executive Vice President                    --

Dennis J. McGonigle        Executive Vice President                              --

Robert M. Silvestri        Chief Financial Officer & Treasurer                   --

Carl A. Guarino            Senior Vice President                                 --

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Jack May                   Senior Vice President                                 --

Kevin P. Robins            Senior Vice President                                 --

Patrick K. Walsh           Senior Vice President                                 --

Robert Aller               Vice President                                        --

John D. Anderson           Vice President & Managing Director                    --

Timothy D. Barto           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Todd Cipperman             Senior Vice President & General Counsel      Vice President &
                                                                          Assistant Secretary

Robert Crudup              Vice President & Managing Director                    --

Richard A. Deak            Vice President & Assistant Secretary                  --

Scott W. Dellorfano        Vice President & Managing Director                    --

Barbara Doyne              Vice President                                        --

William E. Zitelli, Jr.    Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Jeff Drennen               Vice President                                        --

Vic Galef                  Vice President & Managing Director                    --

Scott C. Fanatico          Vice President & Managing Director                    --

Lydia A. Gavalis           Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Steven A. Gardner          Vice President & Managing Director                    --

Greg Gettinger             Vice President & Assistant Secretary                  --

Kathy Heilig               Vice President                                        --

Jeff Jacobs                Vice President                                        --

Bridget Jensen             Vice President                                        --

Samuel King                Vice President                                        --

John Kirk                  Vice President & Managing Director                    --

Kim Kirk                   Vice President & Managing Director                    --

John Krzeminski            Vice President & Managing Director                    --

Karen LaTourette           Secretary                                             --

Alan H. Lauder             Vice President                                        --

Paul Lonergan              Vice President & Managing Director                    --

Ellen Marquis              Vice President                                        --

Christine M. McCullough    Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Carolyn McLaurin           Vice President & Managing Director                    --

Mark Nagle                 Vice President                                        --

Joanne Nelson              Vice President                                        --

                                       POSITION AND OFFICE              POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
-------------------------  -------------------------------------------  ---------------------
Rob Redican                Vice President                                        --

Maria Rinehart             Vice President                                        --

Steve Smith                Vice President                                        --

Daniel Spaventa            Vice President                                        --

Kathryn L. Stanton         Vice President                                        --

Sherry K. Vetterlein       Vice President & Assistant Secretary         Vice President &
                                                                          Assistant Secretary

Lori L. White              Vice President & Assistant Secretary                  --

Wayne M. Withrow           Senior Vice President                                 --


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank,
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (d) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:


           Banc of America Capital Management, LLC
           101 S. Tryon Street, Suite 1000
           Charlotte, NC 28255


ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Liquid Asset Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Unitholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post Effective Amendment No. 27 to Registration Statement No. 2-73428 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of September, 2002.


                                SEI LIQUID ASSET TRUST

                                By:                      *
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


              *
------------------------------  Trustee                     September 30, 2002
       William M. Doran

              *
------------------------------  Trustee                     September 30, 2002
       F. Wendell Gooch

              *
------------------------------  Trustee                     September 30, 2002
       Robert A. Nesher

              *
------------------------------  Trustee                     September 30, 2002
       James M. Storey

              *
------------------------------  Trustee                     September 30, 2002
      George J. Sullivan

              *
------------------------------  Trustee                     September 30, 2002
      Rosemarie B. Greco

              *
------------------------------  President, Chief            September 30, 2002
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller, Chief           September 30, 2002
        James R. Foggo            Financial Officer




*By:     /s/ TODD CIPPERMAN
      -------------------------
           Todd Cipperman
          ATTORNEY IN FACT

                             SEI LIQUID ASSET TRUST
                              SEI TAX EXEMPT TRUST
                             SEI DAILY INCOME TRUST
                                SEI INDEX FUNDS
                        SEI INSTITUTIONAL MANAGED TRUST
                     SEI INSTITUTIONAL INTERNATIONAL TRUST
                           SEI ASSET ALLOCATION TRUST
                       SEI INSTIUTIONAL INVESTMENTS TRUST
                          SEI INSURANCE PRODUCTS TRUST



APPROVAL OF RESOLUTION ALLOWING FUND OFFICERS TO GIVE POWER OF ATTORNEY TO SIGN REGISTRATION STATEMENTS



VOTED: That, pursuant to Section 4.2 of each Trust's by-laws, the President (Chief Executive Officer) and the Controller (Chief Financial Officer) of each of the SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust and SEI Insurance Products Trust (each a "Trust") are granted the authority to execute a power of attorney in favor of other appropriate persons, as determined by such officers, for the purpose of signing Registration Statements and amendments thereto relating to the registration and offering of each Trust's shares of beneficial interest.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
                             Registrant's Agreement and Declaration of Trust as
                               originally filed with Registrant's Registration Statement
                               on Form N-1A filed with the SEC on July 29, 1981, as
                               amended in Post-Effective Amendment No. 8 filed with the
                               SEC on March 7, 1988 is incorporated by reference to
                               Exhibit 1 of Post-Effective Amendment No. 19 filed with
                               the SEC on October 30, 1995.

                             Registrant's By-laws as originally filed with Pre-Effective
                               Amendment No. 1 to Registrant's Registration Statement on
                               Form N-1A filed with the SEC on October 22, 1981 are
                               incorporated by reference to Exhibit 2(a) of Post-
                               Effective Amendment No. 19 filed with the SEC on
                               October 30, 1995.

                             Amended By-Laws dated February 20, 2001 are incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment
                               No. 26 filed with the SEC on October 29, 2001.

                             Not applicable.

           EX-99.(d)(1)      Form of Regular Investment Advisory Agreement between SIMC and SEI Liquid Asset Trust is filed herewith.

           EX-99.(d)(2)      Form of Interim Advisory Agreement between SIMC and SEI
                               Liquid Asset Trust is filed herewith.

           EX-99.(d)(3)      Form of Regular Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC is filed herewith.

           EX-99.(d)(4)      Form of Interim Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC is filed herewith.

           EX-99.(e)         Amended and Restated Distribution Agreement dated
                               September 16, 2002 is filed herewith.

                             Not applicable.

                             Custodian Agreement dated September 1, 1981 by and between
                               TrustFunds Liquid Asset Trust and The Philadelphia
                               National Bank as originally filed with Pre-Effective
                               Amendment No. 1 to Registrant's Registration Statement on
                               Form N-1A filed with the SEC on October 22, 1981 is
                               incorporated by reference to Exhibit 8(a) of
                               Post-Effective Amendment No. 19 filed with the SEC on
                               October 30, 1995.

                             Custodian Agreement dated October 25, 1984 between
                               TrustFunds Liquid Asset Trust and First Interstate Bank of
                               Oregon as originally filed with Post-Effective Amendment
                               No. 4 to Registrant's Registration Statement on Form N-1A
                               filed with the SEC on August 29, 1985 is incorporated by
                               reference to Exhibit 8(b) of Post-Effective Amendment
                               No. 19 filed with the SEC on October 30, 1995.

           EX-99.(h)         Amended and Restated Administration and Transfer Agency
                               Agreement is filed herewith.

                             Opinion and Consent of Counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 26 filed
                               with the SEC on October 29, 2001.

                             Not applicable.

                             Not applicable.

                             Not applicable.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
                             Registrant's 12b-1 Distribution Plan as amended March 30,
                               1984 as originally filed with Post-Effective Amendment
                               No. 4 to Registrant's Registration Statement on Form N-1A
                               filed with the SEC on August 29, 1985 is incorporated by
                               reference to Exhibit 15(a) of Post-Effective Amendment
                               No. 19 filed with the SEC on October 30, 1995.

                             Registrant's 12b-1 Distribution Plan with respect to the
                               ProVantage Funds Class as originally filed with
                               Post-Effective Amendment No. 17 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               August 27, 1993 is incorporated by reference to Exhibit
                               15(b) of Post-Effective Amendment No. 19 filed with the
                               SEC on October 30, 1995.

                             Amended and Restated Distribution Plan with respect to the
                               Class D shares is incorporated by reference to Exhibit
                               15(c) of Post-Effective Amendment No. 20 filed with the
                               SEC on August 28, 1996.

                             Shareholder Service Plan and Agreement with respect to the
                               Class A and Class D shares is incorporated by reference to
                               Exhibit 15(d) of Post-Effective Amendment No. 20 filed
                               with the SEC on August 28, 1996.

           EX-99.(n)         Amended and Restated Rule 18f-3 Plan is filed herewith.

                             Code of Ethics for SEI Investments Company dated December
                               2000 is incorporated by reference to Exhibit (p)(1) of
                               Post-Effective Amendment No. 3 of SEI Insurance Products
                               Trust's Registration Statement on Form N-1A (File Nos.
                               811-09183 and 333-70013), filed with the SEC on April 27,
                               2001 (Accession #0000912057-01-511209).

                             Code of Ethics for SEI Liquid Asset Trust dated March 20,
                               2000 is incorporated by reference to Exhibit (p)(2) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 33-09504 and 811-04878), filed with the SEC on
                               June 30, 2000.

           EX-99.(p)(3)      Code of Ethics for Banc of America Capital Management, LLC
                               is filed herewith.

                             Powers of Attorney for Robert A. Nesher, William M. Doran,
                               F. Wendell Gooch, Mark E. Nagle, Edward D. Loughlin,
                               George J. Sullivan, Jr., Rosemarie B. Greco and James M.
                               Storey are incorporated by reference to Exhibit (q) of
                               Post-Effective Amendment No. 25 to Registrant's
                               Registration Statement on Form N-1A as filed with the SEC
                               on October 27, 2000.